Components of Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Federal: Canada
Current	$ (1,388)	$ 276
Deferred	1,964	819
Federal Income Tax Expense (Benefit), Continuing Operations, Total	576	1,095
Provincial: Canada
Current	94	602
Deferred	(423)	(681)
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	(329)	(79)
Foreign:
Current	786	339
Deferred	(1,428)	879
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	(642)	1,218
Total (benefit) provision	$ (395)	$ 2,234